Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Credit Derivatives [Line Items]
Credit protection sold	SFr 208.9	SFr 238.6	SFr 208.9
Credit protection purchased	195.6	228.9
Other protection purchased	77.5	83.4
Other instruments	7.3	7.8
Total credit derivatives	489.3	558.7	489.3
Bank
Credit Derivatives [Line Items]
Credit protection sold	208.9	238.6	208.9
Credit protection purchased		228.9	195.6
Other protection purchased		83.4	77.5
Other instruments		7.8	7.3
Total credit derivatives	SFr 489.3	SFr 558.7	SFr 489.3